LEGAL	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
COMMITMENTS AND CONTINGENCIES
LEGAL

NOTE 11 – LEGAL

On February 17, 2016, we filed a Petition for Declaratory Order with the United States Federal Energy Regulatory Commission (‘‘FERC’’) seeking a declaratory order from FERC finding that the fixed cost recovery mechanism in our proposed revised Board policy is consistent with the provisions of Public Utility Regulatory Policies Act of 1978, as amended and the implementing regulations of FERC.  The proposed revised Board policy provides for recovery of the unrecovered fixed costs directly from that Member, rather than allocating the costs among all of our Members.  The fixed cost recovery is calculated based on the difference between our wholesale rate to our Members and our avoided costs.  On March 10, 2016, we filed a supplement to our petition providing that our Board adopted the revised Board policy on March 2, 2016.  Motions to intervene or protests were due on or before March 25, 2016.  Various individuals and entities filed comments and four entities filed motions to intervene, including our Member, Delta-Montrose Electric Association (“DMEA”).  On April 8, 2016, we filed a Motion for Leave and Answer in response to motions to intervene and protests.  On April 25, 2016, DMEA filed a Motion to Answer and Answer in response to our motion. Because of the early nature of the proceedings, we are unable to project the outcome of this matter although we do not believe it is likely to have a material adverse effect on our financial condition or our future results of operations or cash flows.

NOTE 12—COMMITMENTS AND CONTINGENCIES

SALES: We have delivery obligations under resource-contingent power sales contracts with Public Service Company of Colorado totaling 125 megawatts in the summer season and 175 megawatts in the winter season. These contracts expire in 2016 and 2017. We also have a resource-contingent firm power sales contract of 100 megawatts to Salt River Project Agricultural Improvement and Power District through August 31, 2036.

COAL PURCHASE REQUIREMENTS:  We are committed to purchase coal for our generating plants under long‑term contracts that expire between 2017 and 2034. These contracts require us to purchase a minimum quantity of coal at prices that are subject to escalation clauses that reflect cost increases incurred by the suppliers and market conditions. The projection of contractually committed purchases is based upon estimated future prices. At December 31, 2015, the annual minimum coal purchases under these contracts are as follows (thousands):

2016	$102,535
2017	105,457
2018	103,389
2019	104,686
2020	82,612
Thereafter	63,396
$562,075

ELECTRIC POWER PURCHASE AGREEMENTS:  Our principal long‑term electric power purchase contracts are with Western Area Power Administration (“WAPA”) and Basin. WAPA, one of four power marketing administrations of the U.S. Department of Energy, markets and supplies cost‑based hydroelectric power and related services primarily to cooperatives and municipal electric systems located in 15 states in the central and western United States. WAPA markets and transmits the power to us under three contracts, one relating to WAPA’s Loveland Area Project (terminates September 30, 2024), and two contracts relating to WAPA’s Salt Lake City Area Integrated Projects (terminate September 30, 2024). We have entered into a new contract with WAPA relating to the Loveland Area Project which commences upon termination of the above referenced contract terminating September 30, 2024, and will run through September 2054.

Our purchases of hydroelectric‑based electric power from WAPA are made at cost‑based rates under long‑standing federal law under which WAPA sells power to cooperatives and municipal electric systems and certain other preference customers. We utilize a portion of our electric purchases from Basin to supply power to our Nebraska members, which are primarily located east of the electrical grid separation and are generally isolated from our generating facilities that are located west of the separation. We have a contract with Basin for a term ending December 31, 2050, to supply the electrical requirements of its Nebraska members in excess of power supplied by WAPA. We also purchase 225 MWs from Basin for use west of the electrical separation under a contract for a term ending December 31, 2050.

Costs under the above electric power purchase agreements for the years ended December 31 were as follows (thousands):

	2015	2014	2013
WAPA	$89,986	$91,639	$91,038
Basin	127,500	132,649	136,223

ENVIRONMENTAL:  Our electric generation facilities are subject to various operating permits and must operate within guidelines imposed by numerous environmental regulations. We believe these facilities are currently in compliance with such regulatory and operating permit requirements.

LEGAL:  On October 19, 2012, we gave notice, as required by New Mexico law, to the New Mexico Public Regulation Commission (“NMPRC”) of our new A‑37 wholesale rate which was scheduled to become effective on January 1, 2013. The rate would have increased revenue collected from all 44 of our Members by approximately 4.9 percent, with revenues from our 12 New Mexico Members increasing by approximately 6.7 percent. In November 2012, three of our Members located in New Mexico filed protests of our rates with the NMPRC. On December 20, 2012, the NMPRC suspended the rate filing in New Mexico and appointed a hearing examiner to conduct a hearing and establish reasonable rate schedules pursuant to New Mexico law. On June 25, 2013, we filed to withdraw the A‑37 rate. On July 3, 2013, the NMPRC denied the filing to withdraw and ordered the A‑37 rate filing to be consolidated with the A‑38 rate filing described below. On September 10, 2013, we gave notice, as required by New Mexico law, to the NMPRC of our new A‑38 wholesale rate which was scheduled to become effective on January 1, 2014. The A‑38 rate modified the rate design but did not increase the general revenue requirement. On December 11, 2013, the NMPRC suspended the A‑38 rate filing and assigned the consolidated A‑37 and A‑38 rate filings to a hearing examiner. In August 2014, we and the New Mexico Members executed a preliminary mediation agreement providing for a temporary rate rider through no later than December 31, 2015 (unless terminated earlier as provided in the preliminary mediation agreement) and a suspension of the procedural schedule related to the rate protest to allow the parties time to proceed with more extensive discussions on a global settlement. We filed notice of the temporary rate rider with the NMPRC and it became effective on October 2, 2014. The temporary rate rider was applied in conjunction with the 2012 wholesale rate to recover additional revenue from the New Mexico Members in an annualized amount of $7 million per year, which was prorated beginning October 2 for 2014. In 2015 and 2014, the overall revenue impact of the New Mexico Members paying a lower rate was approximately $10.7 million and $16.4 million, respectively. On October 9, 2015, we gave notice, as required by New Mexico law, to the NMPRC of our 2016 wholesale rate, or the A‑39 rate.  No New Mexico Member filed a protest with the NMPRC of the A‑39 rate and thus the A‑39 rate became effective on January 1, 2016 without NMPRC review or approval. On December 9, 2015, we and the New Mexico Members filed a joint motion with the NMPRC seeking continuation of the suspension of the procedural schedule related to the rate protests to allow the parties additional time to proceed with further negotiations towards a global settlement. On January 7, 2016, the NMPRC ordered that the procedural schedule related to the rate protests remains suspended until further order of the NMPRC. As part of the global settlement, the parties seek to address the issue of our rate regulation in New Mexico, payment of capital credits, and whether we have the right to collect the amounts uncollected from our New Mexico Members as a result of the suspension of prior rate filings. We cannot predict the outcome of this matter or if a global settlement will be reached, although we do not believe this proceeding is likely to have a material adverse effect on our financial condition or our future results of operations or cash flows.

On March 4, 2013, three of our Colorado Members and several of their large industrial customers filed a complaint at the Colorado Public Utilities Commission (“COPUC”) alleging that our A‑37 rate design was unjust and unreasonable. On April 4, 2013, we filed a motion to dismiss the complaint arguing lack of jurisdiction by the COPUC over our wholesale rates. The COPUC assigned the matter to an Administrative Law Judge (“ALJ”). The ALJ bifurcated the case into deciding first, whether the COPUC had the jurisdiction to hear such a case against us, who has been historically regulated by its membership through its Board, and secondly to hear the facts in the case depending on jurisdiction. The ALJ conducted a hearing in July 2013 and ruled on September 11, 2013 denying our motion to dismiss. In October 2013, we appealed the ALJ’s decision to the full commission and on December 18, 2013, the commission granted in part and denied in part our motion contesting the ALJ’s decision and remanded the case to the ALJ to hold a hearing on limited issues. In November 2014, we and the three Colorado Members executed a preliminary agreement providing for a temporary optional rate effective December 1, 2014 and to continue through no later than December 31, 2015, available to all non‑New Mexico Members and a suspension of the procedural schedule related to the complaint. The ALJ entered a decision on November 28, 2014 holding this matter in abeyance until December 31, 2015 to give the parties time to work toward a global settlement and permanent rate. On December 28, 2015, we and the three Colorado Members filed a joint motion with the COPUC to withdraw the complaint and dismiss the proceeding.  On January 19, 2016, the ALJ granted our joint motion to withdraw the complaint, dismiss the proceeding with prejudice and close the proceeding. The ALJ’s order has become effective by operation of law.

The Purchase Option and Development Agreement was executed on July 26, 2007 between us and Sunflower Electric Power Corporation (“Sunflower”) and other Sunflower parties. The agreement calls for us to make option payments totaling $55 million to Sunflower and/or the other Sunflower parties in exchange for the development rights to develop a new coal‑fired generating unit or units at Sunflower’s existing single‑unit Holcomb Station in western Kansas. Upon execution, $25 million was paid. In 2008, $5 million was paid and the remainder will be paid on the purchase date. The purchase date will be designated by us, Sunflower and the other parties to the Purchase Option and Development Agreement after we exercise our option to acquire the development rights. The purchase date cannot currently be estimated due to legal uncertainties surrounding the status of the necessary air permits. The original air permit application was denied by the Kansas Department of Health and Environment (“KDHE”) in October 2007 and we and Sunflower appealed the denial to the Kansas courts. Subsequent to the denial of the air permit, Sunflower entered into an agreement with the governor of Kansas that could result in the KDHE issuing a permit for one new coal‑fired generating unit at Holcomb Station of 895 megawatts. As a result of the agreement, Sunflower and we withdrew the appeal of the denial of the original air permit application. The KDHE issued the new permit on December 16, 2010. The Sierra Club filed an appeal of the new permit with the Kansas Court of Appeals on January 14, 2011 and the case was immediately transferred to the Kansas Supreme Court. The Kansas Supreme Court remanded the permit to the KDHE to consider a limited issue. The KDHE issued an addendum to the permit on May 30, 2014. The Sierra Club filed an appeal with the Kansas Court of Appeals on June 27, 2014. On November 3, 2014, the Kansas Supreme Court granted a pending motion to transfer the case from the Court of Appeals and KDHE subsequently filed the record on appeal. The Kansas Supreme Court heard oral argument on the appeal on January 28, 2016. Excluding the cost of land and water rights, the cost of developing the units incurred by us as of December 31, 2015 is $86.7 million, which is included in other deferred charges on the consolidated statements of financial position. We are unable to project the ultimate outcome of this matter or when the air permit application process may conclude.

In June 2011, a wildfire in New Mexico, known as the Las Conchas Fire, burned for five days in northern New Mexico, primarily on national forest service land in the Santa Fe National Forest. Six plaintiff groups, comprised of property owners in the area of the Las Conchas Fire, filed separate lawsuits against our Member, Jemez Mountains Electric Cooperative, Inc. (“JMEC”) in the Thirteenth District Court, Sandoval County in the State of New Mexico. Plaintiffs alleged that the fire ignited when a tree growing outside the right of way fell onto a distribution line owned by JMEC as a result of high winds. On January 7, 2014, the district court allowed all parties and related parties to amend their complaints to include the addition of us as a party defendant. The allegations in each case were similar. Plaintiffs alleged that we owed them independent duties to inspect and maintain the right‑of‑way for JMEC’s distribution line and that we are also jointly liable for any negligence by JMEC under joint venture and alter ego theories. On June 16, 2014, we filed multiple motions for summary judgment including for plaintiffs’ claims related to nuisance, trespass, negligence per se, independent duty, joint venture and alter ego. On December 29, 2014, we received a demand letter from the U.S. Department of Justice for costs incurred as a result of the fire, also alleging the joint venture theory. JMEC has settled with the subrogated insurers, executing and funding the deal on December 30, 2014 and on February 7, 2015, the district court dismissed the subrogated insurers’ claims against us with prejudice. Settlement demands were received from plaintiffs Jemez Pueblo and Pueblo de Cochiti claiming damages in the amount of approximately $34.4 million and $23.9 million, respectively, focusing mainly on damages arising from flooding subsequent to the fire. On March 9, 2015, the district court granted our motions for summary judgment related to nuisance, trespass, negligence per se, and alter ego, but denied our motions related to independent duty and joint venture. On March 17, 2015, we filed an application for interlocutory appeal with the New Mexico Court of Appeals related to the district court’s denial of our motions for summary judgment for plaintiffs’ claims related to independent duty and joint venture. The New Mexico Court of Appeals denied our application for interlocutory appeal on May 27, 2015. A jury trial commenced on September 28, 2015. On October 28, 2015, the jury affirmed our position that we and JMEC did not operate as a joint venture or joint enterprise. The jury did find we owed the plaintiffs an independent duty and allocated comparative negligence with JMEC 75 percent negligent, us 20 percent negligent, and the United States Forest Service 5 percent negligent. On November 11, 2015, we filed a request with the district court to certify for interlocutory appeal certain issues regarding our duty under a negligence claim, which was denied by the district court in January 2016. Three or four separate trials will occur in the second half of 2016 and first quarter of 2017 to determine the amount of damages. We maintain $100 million in liability insurance coverage for this matter. Although we cannot predict the outcome of these matters at this point in time, we do not expect them to have a material adverse effect on our financial condition or our future results of operations or cash flows.

In May 2013, near the Village of Pecos, New Mexico, a wildfire known as the Tres Lagunas Fire was ignited and subsequently destroyed timber on thousands of acres and burned for approximately three weeks.  On March 25, 2014, a lawsuit was filed by David Old d/b/a Old Wood, The Viveash Ranch, and River Bend Ranch, LLC, against our Member, Mora-San Miguel Electric Cooperative, Inc. (“MSMEC”), in the First Judicial District Court for the County of Santa Fe, New Mexico.  In the complaint, plaintiffs allege that the Tres Lagunas Fire resulted from wind blowing a portion of a dead standing tree into an electric distribution power line owned and operated by MSMEC.  On November 6, 2015, plaintiffs filed a motion to amend their complaint and include the addition of us as a defendant.  The district court approved the motion to amend on November 20, 2015 and plaintiffs’ first amended complaint was filed.  Plaintiffs assert claims of negligence, violations of New Mexico’s Unfair Practices Act (“NMUPA”), and strict liability.  On December 21, 2015, we filed a motion to dismiss the NMUPA and strict liability claims and, additionally, filed our answer and 12-person jury demand. In 2014, we renewed our coverage and now maintain $200 million in liability insurance coverage for this matter. Although we cannot predict the outcome of this matter at this point in time, we do not expect it to have a material adverse effect on our financial condition or our future results of operations or cash flows.